--------------------------------------------------------------------------------



                                                  PaineWebber
                                                  RMA Money Fund, Inc.
                                                  RMA Tax-Free Fund, Inc.




                                          No load money market funds offering
                                          a total of there investment
                                          portfolios, each seeking to maximize
                                          current income consistent with
                                          liquidity and conversation of capital.






                             [DESIGN LOGO]




                                                  Semi-Annual Report
                                                   December 31, 1995



PaineWebber

--------------------------------------------------------------------------------

                                                               February 15, 1996

Dear Shareholder,

It is widely recognized that the Federal Reserve Board achieved its goal of a "soft landing" for the economy in 1995. In an effort to slow the pace of economic growth, the Federal Reserve Board raised short-term interest rates seven times between February 1994 and February 1995. However, on July 6, 1995, the Federal Reserve Board cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signaled that the Federal Reserve Board believed that inflationary pressures had eased enough to accommodate an adjustment in monetary policy. Citing low inflation, the Federal Reserve Board trimmed short-term interest rates by another 0.25% on December 19, 1995 and January 31, 1996, bringing the Federal Funds rate down to 5.25%.

Although the pace of economic growth was lackluster during the six months ended December 31, 1995, the economic climate was favorable for investing. Stocks achieved record-breaking highs and bonds far outperformed their historical averages. The stock market, as measured by the Standard & Poor's 500 Index, advanced 37.5% in 1995. The Dow Jones Industrial Average topped the 4,000 point level in March and the 5,000 point level in November and posted its fourth best advance since World War II. The bond market also rallied strongly during 1995, as a declining interest rate environment prevailed for most of the year. Soaring bond prices gave fixed income investors their third best year since the 1920s and caused intermediate- and long-term interest rates to fall to their lowest levels in two years. Rates on long-term U.S. Treasury bonds, for example, declined nearly two full percentage points. Generally, as yields move lower, bond prices increase. Coming after 1994, when the bond market had one of its worst years on record and the Standard & Poor's 500 Index gained just 1.3%, 1995 was a strongly positive investment environment for most domestic investors.

PORTFOLIO REVIEW

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PaineWebber RMA Money Market Portfolio's net assets totalled $5.9 billion as of December 31, 1995. The Portfolio's current yield for the seven-day period ended December 31, 1995 was 5.21%. The Portfolio's weighted average maturity was 71 days as of December 31, 1995. In anticipation of possible interest rate cuts, the Fund maintained a slightly longer weighted average maturity during the six months ended December 31, 1995. Going forward, the Portfolio expects to maintain a neutral weighted average maturity as short-term rates find stability. Security, credit quality and liquidity remain our primary concerns.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PaineWebber RMA U.S. Government Portfolio's net assets totalled $1.1 billion as of December 31, 1995. The Portfolio's current yield for the seven-day period ended December 31, 1995 was 4.99%. As of December 31, 1995, the Portfolio's weighted average maturity was 75 days.

--------------------------------------------------------------------------------

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
PAINEWEBBER RMA TAX-FREE FUND, INC.

PaineWebber RMA Tax-Free Fund's net assets totalled $1.9 billion as of December
31, 1995. The Fund's current yield for the seven-day period ended December 31, 1995 was 3.63%. The Fund maintained a weighted average maturity of 53 days as of December 31, 1995. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,


/s/________________________________              /s/________________________________


DENNIS L. MCCAULEY                               SUSAN P. MESSINA
Managing Director and Chief                      Senior Vice President,
 Investment Officer--Fixed Income,                 Mitchell Hutchins Asset Management Inc.
 Mitchell Hutchins Asset Management Inc.         Portfolio Manager,
                                                   PaineWebber RMA Money Fund, Inc.


DEBBIE VERMANN                                   PETER YUEN
Portfolio Manager,                               Portfolio Manager,
  PaineWebber RMA Tax-Free Fund, Inc.              PaineWebber RMA U.S. Government Portfolio

--------------------------------------------------------------------------------------------

PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------


Principal
 Amount                                                   Maturity              Interest
  (000)                                                    Dates                 Rates             Value
---------                                           --------------------    ----------------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--4.12%
$  40,000   U.S. Treasury Bills...................  04/25/96 to 06/13/96    5.130 to 5.310@%   $   39,161,313
   26,000   Federal Farm Credit Bank..............        09/03/96               5.875             25,982,242
   50,000   Federal Home Loan Mortgage
            Corporation...........................  05/13/96 to 08/15/96    5.645 to 6.210         49,958,680
   92,580   Federal National Mortgage
            Association...........................  02/08/96 to 10/07/96    5.475 to 5.680         92,411,098
   35,000   Student Loan Marketing Association....  01/03/96 to 07/01/96    5.220 to 6.080         34,992,484
                                                                                               --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                                                                  242,505,817
(cost--$242,505,817)..............................
                                                                                               --------------
BANK NOTES--11.71%
Domestic--11.03%
   53,950   Bank of America Illinois..............  01/12/96 to 03/14/96    5.700 to 5.800         53,950,000
   27,000   Bank of Hawaii........................        01/03/97               5.500             27,000,000
   25,000   Bank of New York......................        05/28/96               5.600             25,000,000
   23,000   Bank One, Milwaukee N.A...............        03/07/96               6.820             23,019,474
   35,000   Comerica Bank Detroit.................        05/28/96               6.180             35,025,400
   67,800   FCC National Bank.....................  06/05/96 to 11/01/96    5.500 to 5.650         67,783,390
   40,000   Greenwood Trust Co. ..................  01/30/96 to 02/16/96    5.780 to 5.800         40,000,000
   24,850   Huntington National Bank..............        01/02/96               5.870*            24,847,836
   15,000   LaSalle National Bank.................        01/18/96               5.700             15,000,000
   35,000   NationsBank of GA, N.A. ..............        06/05/96               5.650             35,000,000
   90,000   NationsBank of TX, N.A. ..............  05/21/96 to 11/08/96    5.550 to 5.610         89,970,035
   25,000   NBD Bank N.A. ........................        06/06/96               5.850             25,027,883
   29,900   Old Kent Bank & Trust Co. ............  06/05/96 to 12/04/96    5.530 to 5.550         29,882,214
   65,000   PNC Bank, N.A. .......................  02/26/96 to 05/24/96    5.930 to 6.625         65,067,741
   35,000   PNC Bank, N.A. .......................        01/02/96               5.580*            34,972,997
   38,000   Seattle-First National Bank...........        10/24/96               5.730             37,979,277
   19,250   Wachovia Bank & Trust Co. ............        01/24/96               5.750             19,249,944
                                                                                               --------------
                                                                                                  648,776,191
                                                                                               --------------
Yankee--0.68%
   40,000   Westdeutsche Landesbank
            Girozentrale..........................        03/01/96               6.625             39,990,647
                                                                                               --------------
                                                                                                  688,766,838
TOTAL BANK NOTES (cost--$688,766,838).............                                             --------------

CERTIFICATES OF DEPOSIT--4.34%
Domestic--0.36%
   11,300   Old Kent Bank & Trust Co. ............  06/13/96 to 06/17/96    6.050 to 6.150         11,308,996
   10,000   Republic National Bank of New York....        02/12/96               6.540              9,998,669
                                                                                               --------------
                                                                                                   21,307,665
                                                                                               --------------

PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity              Interest
  (000)                                                    Dates                 Rates             Value
---------                                           --------------------    ----------------   --------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
Yankee--3.98%
$  54,000   Dresdner Bank AG......................  01/08/96 to 03/15/96    6.650 to 7.400%    $   54,026,565
   20,000   Industrial Bank of Japan Ltd. ........        01/17/96               5.820             19,999,162
   30,000   National Westminster Bank PLC.........        01/16/96               5.780             29,999,977
  130,000   Societe Generale......................  01/03/96 to 02/09/96    5.740 to 7.250        130,000,000
                                                                                               --------------
                                                                                                  234,025,704
                                                                                               --------------
                                                                                                  255,333,369
TOTAL CERTIFICATES OF DEPOSIT
(cost--$255,333,369)..............................
                                                                                               --------------
COMMERCIAL PAPER@--75.24%
Aerospace-Defense--1.70%
   50,000   Raytheon Co. .........................        01/04/96               5.930             49,975,291
   50,000   Rockwell International Corp. .........        02/08/96               5.660             49,701,278
                                                                                               --------------
                                                                                                   99,676,569
                                                                                               --------------
Agriculture--0.87%
   20,000   Cargill Financial Services Corp. .....        01/26/96               5.700             19,920,834
   31,000   Cargill Inc. .........................  01/05/96 to 02/02/96    5.650 to 5.730         30,932,022
                                                                                               --------------
                                                                                                   50,852,856
                                                                                               --------------
Asset-Backed--10.84%
  162,615   Asset Securitization Cooperative
            Corp. ................................  01/09/96 to 02/23/96    5.670 to 5.770        162,086,108
  141,160   Delaware Funding Corp. ...............  01/05/96 to 03/19/96    5.500 to 5.984        140,076,950
   90,899   Eiger Capital Corp. ..................  01/22/96 to 01/24/96    5.750 to 5.770         90,579,224
   93,500   Falcon Asset Securitization Corp. ....  01/16/96 to 01/26/96    5.670 to 5.850         93,180,173
   50,000   New Center Asset Trust................        01/19/96               5.750             49,856,250
  102,135   Preferred Receivables Funding
            Corp. ................................  01/10/96 to 02/26/96    5.600 to 5.750        101,564,137
                                                                                               --------------
                                                                                                  637,342,842
                                                                                               --------------
Auto-Truck--3.10%
   48,000   Daimler-Benz North America Corp. .....  01/10/96 to 01/12/96    5.720 to 5.770         47,925,265
  100,000   General Motors Acceptance Corp. ......        01/02/96               6.125             99,982,986
   34,300   PACCAR Financial Corp. ...............        01/17/96               5.650             34,213,869
                                                                                               --------------
                                                                                                  182,122,120
                                                                                               --------------

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PaineWebber RMA Money Market Portfolio
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--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity              Interest
  (000)                                                    Dates                 Rates             Value
---------                                           --------------------    ----------------   --------------
COMMERCIAL PAPER@--(CONTINUED)
Banking--8.59%
$  43,835   Abbey National North America..........  01/08/96 to 02/01/96    5.600 to 5.680%    $   43,715,654
   40,000   Bankers Trust NY Corp. ...............  01/02/96 to 02/29/96    5.660 to 5.690         39,626,989
   45,000   Bankers Trust NY Corp. ...............        01/02/96               5.660*            45,000,000
   43,000   BCI Funding Corp. ....................  02/09/96 to 02/27/96         5.680             42,678,607
  109,000   BEX America Finance Inc. .............  01/12/96 to 02/14/96    5.660 to 5.730        108,502,487
   44,850   Cregem North America Inc. ............  01/22/96 to 01/26/96         5.700             44,691,374
   62,000   Indosuez N.A. Inc. ...................  01/03/96 to 01/10/96    5.620 to 5.800         61,947,575
  109,875   MPS U.S. Commercial Paper Corp. ......  01/16/96 to 03/13/96    5.620 to 5.740        108,987,884
   10,000   Societe Generale N.A. Inc. ...........        02/20/96               5.640              9,921,667
                                                                                               --------------
                                                                                                  505,072,237
                                                                                               --------------
Broker-Dealer--8.59%
   50,000   Bear Stearns Companies, Inc. .........  05/10/96 to 05/20/96    5.450 to 5.520         48,971,806
   35,000   BT Securities Corp. ..................  01/10/96 to 03/05/96    5.530 to 5.670         34,908,319
   24,800   Dean Witter, Discover & Company.......        02/12/96               5.700             24,635,080
   45,000   Goldman Sachs Group LP................  04/09/96 to 05/07/96    5.500 to 5.600         44,206,931
   25,000   Lehman Brothers Holdings Inc. ........        01/02/96               6.100             24,995,764
  100,000   Merrill Lynch & Co. Inc. .............  01/30/96 to 01/31/96    5.650 to 5.760         99,527,097
  228,950   Morgan Stanley Group Inc. ............  01/12/96 to 01/29/96    5.650 to 5.750        228,185,862
                                                                                               --------------
                                                                                                  505,430,859
                                                                                               --------------
Business Services--1.51%
   89,128   PHH Corp. ............................  01/11/96 to 02/01/96    5.650 to 5.800         88,831,618
                                                                                               --------------
Chemicals--1.77%
  105,715   Du Pont (E.I.) deNemours & Co. .......  01/04/96 to 08/06/96    5.500 to 5.710        104,203,359
                                                                                               --------------
Computers--0.71%
   17,000   Hewlett-Packard Company...............        02/08/96               5.670             16,898,255
   25,000   IBM Credit Corp. .....................        01/24/96               5.750             24,908,160
                                                                                               --------------
                                                                                                   41,806,415
                                                                                               --------------
Conglomerate--2.19%
  130,000   BTR Dunlop Finance Inc. ..............  02/06/96 to 05/15/96    5.490 to 5.670        128,856,697
                                                                                               --------------
Drugs & Health Care--3.07%
    9,200   Bayer Corp. ..........................        01/03/96               5.720              9,197,076
   64,800   Lilly (Eli) & Company.................  02/26/96 to 06/27/96    5.240 to 5.680         63,573,977
   48,310   Pfizer Inc. ..........................  01/12/96 to 01/19/96         5.720             48,202,086
   31,600   Warner-Lambert Co. ...................  06/25/96 to 07/24/96    5.280 to 5.300         30,698,098
   29,200   Zeneca Wilmington Inc. ...............        01/16/96               5.730             29,130,285
                                                                                               --------------
                                                                                                  180,801,522
                                                                                               --------------

PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity              Interest
  (000)                                                    Dates                 Rates             Value
---------                                           --------------------    ----------------   --------------
COMMERCIAL PAPER@--(CONTINUED)
Energy--4.12%
$ 105,000   Chevron Oil Finance Co. ..............  01/10/96 to 02/05/96    5.630 to 5.750%    $  104,686,618
   35,000   Exxon Asset Management Co. ...........        01/16/96               5.690             34,917,021
  102,843   Exxon Imperial U.S. Inc. .............  01/04/96 to 01/17/96    5.700 to 5.740        102,735,089
                                                                                               --------------
                                                                                                  242,338,728
                                                                                               --------------
Finance-Conduit--7.16%
   25,000   Commerzbank U.S. Finance Inc. ........        02/21/96               5.650             24,799,896
   93,079   MetLife Funding Inc. .................  02/02/96 to 02/28/96    5.630 to 5.660         92,452,518
   19,900   SBNSW (DE) Inc. ......................        06/10/96               5.350             19,423,865
  267,994   Svenska Handelsbanken Inc. ...........  01/05/96 to 04/30/96    5.400 to 5.730        265,667,487
   18,955   Toronto-Dominion Holdings USA Inc. ...        01/23/96               5.705             18,888,915
                                                                                               --------------
                                                                                                  421,232,681
                                                                                               --------------
Finance-Consumer--0.86%
   50,595   Transamerica Finance Corp. ...........  02/01/96 to 02/16/96    5.650 to 5.730         50,302,385
                                                                                               --------------
Finance-Diversified--0.26%
   15,000   Associates Corp. of North America.....        01/09/96               5.720             14,980,933
                                                                                               --------------
Finance-Equipment--0.76%
   45,000   AT&T Capital Corp. ...................  01/11/96 to 01/26/96         5.720             44,880,833
                                                                                               --------------
Finance-Independent--0.54%
   32,120   National Rural Utilities Cooperative
            Finance Corp. ........................  01/12/96 to 02/16/96    5.650 to 5.720         32,024,903
                                                                                               --------------
Finance-Subsidiary--1.11%
   66,150   National Australia Funding (DE)
            Inc. .................................  01/12/96 to 05/28/96    5.410 to 5.730         65,196,851
                                                                                               --------------
Food & Beverage--2.19%
   20,000   Allied Domecq North America Corp. ....        01/11/96               5.770             19,967,944
   60,000   Campbell Soup Co. ....................  01/12/96 to 10/04/96    5.420 to 6.090         57,891,388
   25,000   Coca-Cola Enterprises Inc. ...........        02/12/96               5.700             24,833,750
   26,200   CPC International Inc. ...............  03/25/96 to 03/29/96    5.580 to 5.590         25,852,179
                                                                                               --------------
                                                                                                  128,545,261
                                                                                               --------------
General Trade--0.59%
   35,000   Mitsubishi International Corp. .......  01/10/96 to 01/30/96         5.760             34,901,600
                                                                                               --------------
Insurance--0.76%
   45,000   Prudential Funding Corp. .............  01/08/96 to 01/09/96    5.630 to 5.780         44,946,881
                                                                                               --------------
Insurance-Property/Casualty--0.51%
   30,000   A.I. Credit Corp. ....................  01/05/96 to 01/16/96    5.700 to 5.720         29,946,144
                                                                                               --------------
Metals & Mining--0.17%
   10,000   U.S. Borax Inc. ......................        02/07/96               5.670              9,941,725
                                                                                               --------------
Miscellaneous--1.65%
   97,460   Beta Finance Inc. ....................  01/09/96 to 03/18/96    5.510 to 5.670         96,750,145
                                                                                               --------------

PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity              Interest
  (000)                                                    Dates                 Rates             Value
---------                                           --------------------    ----------------   --------------
COMMERCIAL PAPER@--(CONTINUED)
Pollution Control--3.40%
$ 205,750   WMX Technologies Inc. ................  03/26/96 to 09/13/96    5.170 to 5.570%    $  200,131,278
                                                                                               --------------
Printing & Publishing--1.36%
   30,000   Gannett Co. ..........................        01/11/96               5.800             29,951,667
   50,000   Reed Elsevier Inc. ...................        01/02/96               5.730             49,992,041
                                                                                               --------------
                                                                                                   79,943,708
                                                                                               --------------
Retail--0.56%
   33,200   Penney (J.C.) Funding Corp. ..........  01/30/96 to 02/22/96    5.650 to 5.690         33,000,601
                                                                                               --------------
Telecommunications--0.66%
   39,000   BellSouth Telecommunications Inc. ....  01/09/96 to 01/10/96         5.700             38,947,592
                                                                                               --------------
Utility-Electric--2.20%
  130,000   Southern Co. .........................  01/18/96 to 02/22/96    5.670 to 5.720        129,206,890
                                                                                               --------------
Utility-Telephone--3.44%
  153,000   AT&T Corp. ...........................  02/23/96 to 05/10/96    5.470 to 5.570        150,525,708
   20,000   Southern New England
            Telecommunications Corp. .............        01/25/96               5.720             19,923,733
   32,285   Southwestern Bell Capital Corp. ......  02/12/96 to 03/22/96    5.500 to 5.600         32,031,515
                                                                                               --------------
                                                                                                  202,480,956
                                                                                               --------------
                                                                                                4,424,697,189
TOTAL COMMERCIAL PAPER (cost--$4,424,697,189).....
                                                                                               --------------
SHORT-TERM CORPORATE OBLIGATIONS--5.35%
Banking--0.43%
   25,000   Morgan (J.P.) & Co. Inc. .............        05/13/96               6.200             24,999,547
                                                                                               --------------
Broker-Dealer--3.11%
   30,000   Bear Stearns Companies Inc. ..........        07/17/96               5.780             30,000,000
   15,000   Dean Witter, Discover & Company.......        02/13/96               6.075*            15,025,374
   15,000   Goldman Sachs Group LP................        01/03/96               5.530*            14,996,407
   80,000   Merrill Lynch & Co. Inc. .............  04/29/96 to 09/03/96    5.610 to 6.491         79,998,684
   30,960   Merrill Lynch & Co. Inc. .............        01/02/96               5.680*            30,960,000
   12,000   Morgan Stanley Group Inc. ............        01/02/96               5.740*            12,007,577
                                                                                               --------------
                                                                                                  182,988,042
                                                                                               --------------
Business Services--0.44%
   26,000   PHH Corp. ............................        01/03/96               5.480*            25,991,119
                                                                                               --------------
Drugs and Health Care--0.17%
   10,000   Pfizer Inc. ..........................        10/01/96               7.125             10,101,916
                                                                                               --------------
Finance-Diversified--0.43%
   10,000   Associates Corp. of North America.....        10/15/96               7.500             10,122,170
   15,000   CIT Group Holdings Inc. ..............        11/15/96               7.125             15,199,603
                                                                                               --------------
                                                                                                   25,321,773
                                                                                               --------------
Miscellaneous--0.77%
   25,000   Beta Finance Inc. ....................        01/16/96               7.560             25,000,000
   20,000   Beta Finance Inc. ....................        01/03/96               5.250*            20,000,000
                                                                                               --------------
                                                                                                   45,000,000
                                                                                               --------------
TOTAL SHORT-TERM CORPORATE OBLIGATIONS
                                                                                                  314,402,397
(cost--$314,402,397)..............................                                             --------------


PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity              Interest
  (000)                                                     Date                  Rate             Value
---------                                           --------------------    ----------------   --------------
REPURCHASE AGREEMENT--0.60%
$  35,220   Repurchase agreement dated 12/29/95,
             with Citicorp Securities, Inc.,
             collaterized by $33,780,000 U.S.
             Treasury Notes, 8.000% due 01/15/97;
             proceeds: $35,242,697
             (cost--$35,220,000)..................        01/02/96               5.800%        $   35,220,000
                                                                                               --------------
                                                                                                5,960,925,610
TOTAL INVESTMENTS (cost--$5,960,925,610 which approximates cost for                               (79,838,261)
 federal income tax purposes)--101.36%..................................                       --------------
Liabilities in excess of other assets--(1.36)%..........................

                                                                                               $5,881,087,349
NET ASSETS (applicable to 5,884,604,154 Series A Common Stock                                  ==============
 outstanding at $1.00 per share)--100.00%...............................


------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of December 31, 1995 and reset periodically.

@ Interest rates shown are discount rates.

                        Weighted average maturity--71 days

                 See accompanying notes to financial statements

PaineWebber RMA U.S. Government Portfolio
--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------


Principal
 Amount                                                   Maturity             Interest
  (000)                                                    Dates                Rates               Value
---------                                           --------------------    --------------      --------------
U.S. GOVERNMENT OBLIGATIONS--58.79%
$ 413,000   U.S. Treasury Bills...................  01/18/96 to 12/12/96    5.040 to 6.620@%    $  406,250,765
  220,000   U.S. Treasury Notes...................  01/15/96 to 10/31/96    4.000 to 9.250         220,036,670
                                                                                                --------------
                                                                                                   626,287,435
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                               --------------
(cost--$626,287,435)..............................

REPURCHASE AGREEMENTS--40.98%
   11,563   Repurchase Agreement dated 12/29/95,
             with Citicorp Securities, Inc.,
             collateralized by $11,090,000 U.S.
             Treasury Notes, 8.000% due 01/15/97;
            proceeds: $11,570,452.................        01/02/96              5.800               11,563,000
   45,000   Repurchase Agreement dated 12/29/95,
             with Daiwa Securities America, Inc.,
             collateralized by $29,330,000 U.S.
             Treasury Bonds, 10.625% due 08/15/15;
            proceeds: $45,029,250.................        01/02/96              5.850               45,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with Dresdner Securities (USA), Inc.,
             collateralized by $27,995,000 U.S.
             Treasury Bonds, 11.250% due 02/15/15;
            proceeds: $45,029,000.................        01/02/96              5.800               45,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with First Chicago Capital Markets,
             Inc., collateralized by $47,275,000
             U.S. Treasury Bills, due 07/25/96;
            proceeds: $45,029,250.................        01/02/96              5.850               45,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with Fuji Securities, Inc.,
             collateralized by $44,430,000 U.S.
             Treasury Notes, 5.875% due 07/31/97;
            proceeds: $45,029,500.................        01/02/96              5.900               45,000,000
   20,000   Repurchase Agreement dated 12/28/95,
             with J.P. Morgan Securities, Inc.,
             collateralized by $15,382,000 U.S.
             Treasury Bonds, 8.500% due 02/15/20;
            proceeds: $20,016,111.................        01/02/96              5.800               20,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with Lehman Government Securities,
             Inc., collateralized by $36,555,000
             U.S. Treasury Bonds, 7.875% due
             02/15/21; proceeds: $45,029,200......        01/02/96              5.840               45,000,000
   45,000   Repurchase Agreement dated 12/28/95,
             with Morgan Stanley Group, Inc.,
             collateralized by $39,140,000 U.S.
             Treasury Bonds, 7.500% due 11/15/16;
            proceeds: $45,036,750.................        01/02/96              5.880               45,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with NationsBank, N.A. collateralized
             by $44,800,000 U.S. Treasury Notes,
             6.125% due 05/15/98; proceeds:
            $45,029,650...........................        01/02/96              5.930               45,000,000
   45,000   Repurchase Agreement dated 12/29/95,
             with Nomura Securities International,
             Inc., collateralized by $43,875,000
             U.S. Treasury Notes, 7.375% due
            11/15/97; proceeds; $45,029,500.......        01/02/96              5.900               45,000,000

PaineWebber RMA U.S. Government Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity             Interest
  (000)                                                     Date                 Rate               Value
---------                                           --------------------    --------------      --------------
REPURCHASE AGREEMENTS--(CONCLUDED)
$  45,000   Repurchase Agreement dated 12/29/95,
             with Salomon Brothers, Inc.,
             collateralized by $41,441,000 U.S.
             Treasury Notes, 8.250% due 07/15/98;
            proceeds: $45,029,500.................        01/02/96              5.900%          $   45,000,000
                                                                                                --------------
                                                                                                   436,563,000
TOTAL REPURCHASE AGREEMENTS                                                                     --------------
(cost--$436,563,000)..............................                                               1,062,850,435
TOTAL INVESTMENTS (cost--$1,062,850,435 which                                                   --------------
approximates cost for federal income tax                                                        $1,065,258,253
purposes)--99.77%.................................                                              ==============
Other assets in excess of liabilities--0.23%......
NET ASSETS (applicable to 1,065,652,602 Series B
  Common Stock outstanding at $1.00 per share)--100.00%....



------------

@ Interest rates shown are discount rates.

                       Weighted average maturity--75 days








                 See accompanying notes to financial statements

PaineWebber RMA Money Fund, Inc.
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                                 MONEY MARKET    U.S. GOVERNMENT
                                                                  PORTFOLIO         PORTFOLIO
                                                                 ------------    ---------------
INVESTMENT INCOME:
 Interest.....................................................   $174,366,258      $26,162,157
                                                                 ------------    ---------------
EXPENSES:
 Investment advisory and administration.......................    14,755,347         2,042,747
 Transfer agency and service fees.............................     1,529,562           142,399
 Federal and state registration...............................       259,234           187,348
 Custody and accounting.......................................       171,675            73,299
 Reports and notices to shareholders..........................       112,776            21,087
 Insurance....................................................        90,585            15,837
 Legal and audit..............................................        53,974            28,828
 Directors' fees..............................................         4,375             4,375
 Distribution fees............................................            --           366,565
 Fund acquisition expense.....................................            --           175,950
 Other expenses...............................................       156,341            21,924
                                                                 ------------    ---------------
                                                                  17,133,869         3,080,359
                                                                 ------------    ---------------
NET INVESTMENT INCOME.........................................   157,232,389        23,081,798
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS...............        26,263            18,528
                                                                 ------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $157,258,652      $23,100,326
                                                                 ------------    ---------------
                                                                 ------------    ---------------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                      FOR THE SIX MONTHS ENDED
                                          DECEMBER 31, 1995                   FOR THE YEAR ENDED
                                             (UNAUDITED)                         JUNE 30, 1995
                                  ---------------------------------    ---------------------------------
                                   MONEY MARKET     U.S. GOVERNMENT     MONEY MARKET     U.S. GOVERNMENT
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                  --------------    ---------------    --------------    ---------------
FROM OPERATIONS:
 Net investment income.........   $  157,232,389    $   23,081,798     $  230,828,434     $  37,510,417
 Net realized gains (losses)
   from investment
transactions...................           26,263            18,528         (1,080,732)           79,003
                                  --------------    ---------------    --------------    ---------------
 Net increase in net assets
   resulting from operations...      157,258,652        23,100,326        229,747,702        37,589,420
                                  --------------    ---------------    --------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income.........     (157,232,389)      (23,257,748 )     (230,828,434)      (37,510,417)
                                  --------------    ---------------    --------------    ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
TRANSACTIONS...................      482,915,315       249,634,814      1,062,217,441       (39,225,757)
                                  --------------    ---------------    --------------    ---------------
Net increase (decrease) in net
assets.........................      482,941,578       249,477,392      1,061,136,709       (39,146,754)
NET ASSETS:
 Beginning of period...........    5,398,145,771       815,780,861      4,337,009,062       854,927,615
                                  --------------    ---------------    --------------    ---------------
 End of period.................   $5,881,087,349    $1,065,258,253     $5,398,145,771     $ 815,780,861
                                  --------------    ---------------    --------------    ---------------
                                  --------------    ---------------    --------------    ---------------

                 See accompanying notes to financial statements

PaineWebber RMA Money Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements--(unaudited)
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber RMA Money Fund, Inc. ("Corporation") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Corporation is a series mutual fund with three portfolios: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") (collectively the "Funds") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

    Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of securities.

    Repurchase Agreements--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Federal Taxes--Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. At June 30, 1995, RMA Money Market Portfolio and RMA U.S. Government Portfolio had net capital loss carryforwards of $3,564,961, and $84,004, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1997 and June 30, 2003 for both Funds. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

    Dividends and Distributions--Each Fund declares dividends on a daily basis from net investment income. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed annually, but each Fund may make

PaineWebber RMA Money Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITION

    Effective November 20, 1995, the U.S. Government Portfolio acquired all the net assets of PaineWebber/Kidder, Peabody Government Money Fund, Inc. ("PW/KP Government Money Fund") pursuant to a plan of reorganization approved by PW/KP Government Money Fund shareholders on November 10, 1995. The acquisition was accomplished by a tax-free exchange of 236,411,466 Class B shares of the U.S. Government Portfolio for the 236,411,466 shares of PW/KP Government Money Fund outstanding on November 20, 1995. PW/KP Government Money Fund's net assets at that date, valued at $236,258,548, including accumulated net realized losses of $952 were combined with those of the U.S. Government Portfolio.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                      ANNUAL
                     AVERAGE DAILY NET ASSETS                          RATE
                     ------------------------                         ------
MONEY MARKET PORTFOLIO:
  All..............................................................    0.50%
U.S. GOVERNMENT PORTFOLIO:
  Up to $300 million...............................................    0.50
  In excess of $300 million up to $750 million.....................    0.44
  Over $750 million................................................    0.36

    At December 31, 1995, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $2,586,035, and $395,784 respectively, for investment advisory and administration fees.

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that

PaineWebber RMA Money Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

    In compliance with applicable state securities laws, PaineWebber will reimburse each Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to each Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and $1.5% of any excess over $100 million. For the six months ended December 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

    PaineWebber is the distributor of the shares of both the U.S. Government Portfolio and Money Market Portfolio. Under the plan of distribution, the U.S. Government Portfolio is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the U.S. Government Portfolio's average daily net assets. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 1995, the U.S. Government Portfolio owed PaineWebber $73,231 for such service fees.

TRANSFER AGENCY SERVICE FEES

    Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds' transfer agent. For these services for the six months ended December 31, 1995, PaineWebber earned $617,901 and $66,739 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. At December 31, 1995, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $103,500 and $25,790, respectively, for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

    At December 31, 1995, the Money Market Portfolio and the U.S. Government Portfolio, had dividends payable aggregating $266,457 and $31,417, respectively and payables for investments purchased aggregating $102,103,093 for the Money Market Portfolio.

PaineWebber RMA Money Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

    There are 20 billion $0.001 par value authorized shares of Series A Common Stock relating to the Money Market Portfolio and Series B Common Stock relating to the U.S. Government Portfolio. Transactions in capital shares, at $1.00 per share were as follows:

                                  FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                     DECEMBER 31, 1995                       JUNE 30, 1995
                             ----------------------------------    ----------------------------------
                              MONEY MARKET      U.S. GOVERNMENT     MONEY MARKET      U.S. GOVERNMENT
                                PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                             ---------------    ---------------    ---------------    ---------------
Shares sold...............    16,024,012,562      2,516,317,789     27,630,575,450      4,573,104,400
Shares issued in
  connection with the
  acquisition of
  PW/KP Government Money
    Fund..................         --               236,411,466          --                 --
Shares repurchased........   (15,702,186,101)    (2,526,921,443)   (26,793,531,223)    (4,649,073,447)
Dividends reinvested......       161,088,854         23,827,002        225,173,214         36,743,290
                             ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in
shares outstanding........       482,915,315        249,634,814      1,062,217,441        (39,225,757)
                             ---------------    ---------------    ---------------    ---------------
                             ---------------    ---------------    ---------------    ---------------

SUBSEQUENT EVENTS

    Since the end of the six-month period ended December 31, 1995, the Money Market Portfolio acquired all the net assets of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("PW/KP Cash Reserve Fund") and PaineWebber/Kidder, Peabody Premium Account Fund ("PW/KP Premium Account Fund") pursuant to a plan of reorganization approved by PW/KP Cash Reserve Fund and PW/KP Premium Account Fund shareholders on February 13, 1996. The acquisition was accomplished by a taxable exchange of 881,401,323 Class A shares of Money Market Portfolio for 881,401,323 shares of PW/KP Cash Reserve Fund and a tax-free exchange of 528,420,026 Class A shares of Money Market Portfolio for 528,420,026 shares of PW/KP Premium Account Fund outstanding on February 20, 1996. PW/KP Cash
Reserve Fund's and PW/KP Premium Account Fund's net assets at that date, valued at $881,308,148 and $528,254,921, respectively, were combined with those of the Money Market Portfolio.

PaineWebber RMA Money Market Portfolio
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of Series A Common Stock outstanding throughout each period is presented below:

                                 FOR THE SIX
                                MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                              DECEMBER 31, 1995   --------------------------------------------------------------
                                 (UNAUDITED)         1995         1994         1993         1992         1991
                              -----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
 of period..................     $      1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                              -----------------   ----------   ----------   ----------   ----------   ----------
Net investment income.......           0.027           0.049        0.030        0.029        0.046        0.069
Dividends from net
 investment income..........          (0.027)         (0.049)      (0.030)      (0.029)      (0.046)      (0.069)
                              -----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of
period......................     $      1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                              -----------------   ----------   ----------   ----------   ----------   ----------
                              -----------------   ----------   ----------   ----------   ----------   ----------
Total investment
return(1)...................           2.71%           5.00%        2.95%        2.98%        4.56%        6.88%
                              -----------------   ----------   ----------   ----------   ----------   ----------
                              -----------------   ----------   ----------   ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's).....................     $ 5,881,087      $5,398,146   $4,337,009   $4,031,398   $4,054,344   $4,208,467
Ratio of expenses to average
 net assets.................           0.58%*          0.59%        0.59%        0.59%        0.59%        0.61%
Ratio of net investment
 income to average net
assets......................           5.33%*          4.91%        2.98%        2.95%        4.57%        6.89%

---------

 * Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized.

PaineWebber RMA U.S. Government Portfolio
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of Series B Common Stock outstanding throughout each period is presented below:

                                  FOR THE SIX
                                 MONTHS ENDED                     FOR THE YEARS ENDED JUNE 30,
                               DECEMBER 31, 1995    --------------------------------------------------------
                                  (UNAUDITED)         1995        1994        1993        1992        1991
                               -----------------    --------    --------    --------    --------    --------
Net asset value, beginning
 of
 period.....................     $        1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                               -----------------    --------    --------    --------    --------    --------
Net investment income.......             0.026         0.046       0.027       0.028       0.044       0.066
Dividends from net
 investment
 income.....................            (0.026)       (0.046)     (0.027)     (0.028)     (0.044)     (0.066)
                               -----------------    --------    --------    --------    --------    --------
Net asset value, end of
period......................     $        1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                               -----------------    --------    --------    --------    --------    --------
                               -----------------    --------    --------    --------    --------    --------
Total investment
return(1)...................             2.58%         4.67%       2.74%       2.83%       4.36%       6.59%
                               -----------------    --------    --------    --------    --------    --------
                               -----------------    --------    --------    --------    --------    --------
RATIOS/SUPPLEMENT DATA:
Net assets, end of period
(000's).....................     $   1,065,258      $815,781    $854,928    $880,834    $838,023    $937,943
Ratios of expenses to
 average
 net assets.................             0.67%*(2)     0.63%       0.62%       0.61%       0.62%       0.64%
Ratio of net investment
 income to average net
assets......................             5.05%*(2)     4.55%       2.75%       2.80%       4.37%       6.46%

---------
 * Annualized

(1) Total investment return is calculated assuming $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
ALABAMA--2.90%
 $ 2,900    Chatom Industrial Development Board              03/11/96              3.700%       $    2,900,000
             Pollution Control Revenue Bonds
             (National Rural Utility)
             Tax-Exempt Commercial Paper..............
  20,000    Macintosh Industial Development Board                A                 5.900            20,000,000
             Pollution Control Revenue Bonds
             (Ciba Geigy).............................
  27,275    Port City Medical Clinic Board             02/01/96 to 05/13/96    3.650 to 3.950       27,275,000
             (Mobile Infirmary Association)
             Tax-Exempt Commercial Paper..............
   6,000    St. Clair County Industrial Development              A                 5.300             6,000,000
             Board                                                                              --------------
             (National Cement Company Inc. Project)...                                              56,175,000
                                                                                                --------------
ALASKA--0.66%
   4,200    Alaska Industrial Development & Export               A                 5.200             4,200,000
             Authority
             (Alaska Hotel Property Inc.).............
   4,200    Alaska Industrial Development & Export               A                 5.200             4,200,000
             Authority
             (Sheldon College)........................
   4,300    Valdez Pollution Control Revenue                     A                 5.900             4,300,000
             (Exxon)..................................                                          --------------
                                                                                                    12,700,000
                                                                                                --------------
ARIZONA--0.66%
   2,000    Maricopa County Industrial Development           07/31/96              4.500             2,011,598
             Authority
             Tax Anticipation Notes...................
  10,700    Maricopa County Pollution Control          02/01/96 to 03/08/96    3.600 to 3.850       10,700,000
             (Southern California Edison)                                                       --------------
             Tax-Exempt Commercial Paper..............                                              12,711,598
                                                                                                --------------
CALIFORNIA--5.42%
  15,000    California Higher Education Loan Authority 05/01/96 to 07/01/96    3.900 to 4.350       15,000,000
             (Student Loan)
             Adjustable Rate Demand Bonds.............
   3,125    Contra Costa County                              07/03/96              4.500             3,137,874
             Tax and Revenue Anticipation Notes.......
   4,180    Grand Terrace Community Redevelopment                A                 3.750             4,180,000
             Authority
             (Multi-Family Housing)...................
   9,300    Los Angeles County                               07/01/96              4.500             9,332,328
             Tax and Revenue Anticipation Notes.......
  10,000    Los Angeles Metropolitan Transportation          04/25/96              5.000            10,043,764
             Authority
             Revenue Anticipation Notes...............
   9,158    Los Angeles Multi-Family Housing (Studio             A                 5.100             9,158,000
            Colony)...................................
  11,000    Los Angeles Unified School District              07/03/96              4.500            11,042,649
             Tax and Revenue Anticipation Notes.......

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
CALIFORNIA--(CONCLUDED)
 $ 9,500    San Bernardino County                            07/05/96              4.500%       $    9,525,534
             Tax and Revenue Anticipation Notes.......
   9,200    San Francisco Redevelopment Agency                   A                 5.000             9,200,000
             Multi-Family
             (Bayside Village)........................
  24,130    Santa Barbara County                             07/05/96              4.500            24,211,182
             Tax and Revenue Anticipation Notes.......                                          --------------
                                                                                                   104,831,331
                                                                                                --------------
COLORADO--2.32%
  10,000    Colorado Housing Finance Authority                   A                 5.125            10,000,000
             Multi-Family Housing Revenue Bonds
             (Grant Plaza Project)....................
   4,550    Colorado Housing Finance Authority                   A                 5.550             4,550,000
             Multi-Family Housing Revenue Bonds
             (Hamden & Estes).........................
  23,000    State of Colorado                                06/27/96              4.500            23,089,563
             Tax and Revenue Anticipation Notes.......
   7,200    Moffat County Pollution Control Revenue              A                 5.900             7,200,000
             (Pacificorp).............................                                          --------------
                                                                                                    44,839,563
                                                                                                --------------
CONNECTICUT--1.18%
  21,600    Connecticut Industrial Development                   A                 5.100            21,600,000
             Authority
             (Connecticut Light & Power)..............
   1,300    Connecticut Industrial Development                   A                 5.100             1,300,000
             Authority                                                                          --------------
             (Independent Living).....................                                              22,900,000
                                                                                                --------------
DELAWARE--0.65%
  12,600    Delaware Economic Development Authority              A                 5.250            12,600,000
             (Hospital Billing & Collection Service,
            Ltd.).....................................
                                                                                                --------------
FLORIDA--7.47%
  46,755    Florida Local Government Finance           02/15/96 to 04/08/96    3.500 to 3.800       46,754,800
             Commission
             Tax-Exempt Commercial Paper..............
  29,500    City of Jacksonville Health Facilities               A                 5.200            29,500,000
             Authority
             (University Medical Center)..............
  18,200    City of Orlando Waste Water System Revenue 02/06/96 to 03/11/96    3.550 to 3.900       18,200,000
             Bonds
             Tax-Exempt Commercial Paper..............
   2,500    Jacksonville Electric Facilities Authority       03/22/96              3.650             2,500,000
             Tax-Exempt Commercial Paper..............
   6,200    Orange County Health Facilities Authority            A                 5.200             6,200,000
             (Mayflower Retirement Center)............
   8,000    Pinellas County Educational Facilities           03/11/96              3.450             8,000,000
             Authority
             Tax-Exempt Commercial Paper..............
  14,900    Sarasota County Public Hospital District   02/06/96 to 05/14/96    3.700 to 3.950       14,900,000
             Tax-Exempt Commercial Paper..............

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
FLORIDA--(CONCLUDED)
 $15,565    Sunshine State Government Finance          02/07/96 to 02/23/96   3.750 to 3.800%   $   15,565,000
             Commission
             Tax-Exempt Commercial Paper..............
   3,000    West Orange Health Facilities Authority          01/25/96              3.650             3,000,000
             (Memorial Hospital)                                                                --------------
             Tax-Exempt Commercial Paper..............                                             144,619,800
                                                                                                --------------
GEORGIA--1.05%
   4,194    Georgia Municipal Association                        A                 4.950             4,194,402
             Pooled Revenue Bonds.....................
   6,595    Georgia Municipal Gas Authority                  04/01/96              3.400             6,595,000
             Tax-Exempt Commercial Paper..............
   3,500    Brunswick & Glynn County Development                 A                 5.250             3,500,000
            Authority.................................
   6,000    Burke County Development Authority                   A                 4.200             6,000,000
             Pollution Control                                                                  --------------
             (Oglethorpe Power Corp.).................                                              20,289,402
                                                                                                --------------
IDAHO--0.36%
   7,000    Custer County Pollution Control Revenue          04/01/96              3.800             7,000,000
             (Amoco)                                                                            --------------
             Adjustable Rate Bonds....................

ILLINOIS--7.90%
   4,900    Illinois Development Finance Authority               A                 5.700             4,900,000
             Industrial Revenue
             (Bridgestone/Firestone)..................
  16,200    Illinois Development Finance Authority               A                 5.100            16,200,000
             Pollution Control Revenue
             (Commonwealth Edison)....................
   7,000    Illinois Development Finance Authority           03/08/96          3.750 to 5.100        7,000,000
             Pollution Control Revenue
             (Illinois Power)
             Tax-Exempt Commercial Paper..............
   1,000    Illinois Educational Facilities Authority            A                 4.250             1,000,000
            Revenue...................................
  10,000    Illinois Educational Facilities Authority            A                 5.150            10,000,000
             Revenue
             (College of Optometry)...................
   5,000    Illinois Educational Facilities Authority        03/07/96              4.000             5,000,000
             Revenue
             (Field Museum of National History)
             Adjustable Rate Bonds....................
   4,995    Illinois Educational Facilities Authority            A                 5.100             4,995,000
             Revenue
             (Northwestern University)................
     400    Illinois Health Facilities Authority                 A                 6.500               400,000
            Revenue...................................
   2,350    Illinois Health Facilities Authority             02/27/96              3.450             2,350,000
             Revenue
             (Alexian Brothers)
             Tax-Exempt Commercial Paper..............
  17,000    Illinois Health Facilities Authority       01/31/96 to 05/31/96    3.650 to 4.000       17,000,000
             Revenue
             (Evanston Hospital)
             Adjustable Rate Bonds....................

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
ILLINOIS--(CONCLUDED)
 $ 5,500    Illinois Health Facilities Authority                 A                 5.700%       $    5,500,000
             Revenue
             (Methodist Medical Center)...............
   6,900    Illinois Health Facilities Authority             02/08/96              3.800             6,900,000
             Revenue
             (Victory Hospital)
             Adjustable Rate Bonds....................
  23,040    Illinois Housing Finance Authority                   A                 5.100            23,040,000
             (Northwest Community Hospital)...........
   7,000    Illinois Independent Higher Education.....           A                 4.250             7,000,000
   7,000    Illinois State                                   04/12/96              4.500             7,014,251
             Revenue Anticipation Notes...............
   5,000    Illionois State Toll and Highway                     A                 5.050             5,000,000
            Authority.................................
  10,000    Chicago O'Hare International Airport                 A                 5.150            10,000,000
             Revenue Bonds............................
   5,000    City of Chicago                                  05/28/96              3.800             5,000,000
             Equipment Tender Notes...................
   6,100    Decatur Water Revenue Bonds                      01/12/96              4.050             6,100,000
             Tax-Exempt Commercial Paper..............
   4,500    Lisle Multi-Family Housing Revenue Bonds             A                 5.050             4,500,000
             (Ashley of Lisle Project)................
   4,000    Tinley Park Multi-Family Housing Revenue             A                 4.000             4,000,000
             Bonds                                                                              --------------
             (Edgewater Walk).........................                                             152,899,251
                                                                                                --------------
INDIANA--4.95%
  14,360    Hoosier City of Sullivan National Rural    01/31/96 to 03/26/96    3.400 to 3.850       14,360,000
             Utilities Co-op Finance
             Pollution Control Revenue Bonds
             (Hoosier Energy)
             Tax-Exempt Commercial Paper..............
   5,000    Indianapolis Public Improvement Board..... 01/11/96 to 07/11/96    4.250 to 4.500        5,014,701
  31,800    Jasper County Pollution Control Revenue    02/08/96 to 03/21/96    3.400 to 3.850       31,800,000
             (Northern Indiana Public Service)
             Tax-Exempt Commercial Paper..............
   8,000    Mt. Vernon Pollution Control Revenue             05/01/96              4.600             8,000,000
             (Southern Indiana Gas Co.)
             Adjustable Rate Bonds....................
   7,500    Petersburg Pollution Control Revenue             03/29/96              3.500             7,500,000
             (Indianapolis Power & Light)
             Tax-Exempt Commercial Paper..............
  25,000    Rockport Pollution Control Revenue                   A                 5.900            25,000,000
             (AEP Generating Station).................
   4,070    Wayne County Sewage                              05/28/96              3.800             4,070,000
             Tax-Exempt Commercial Paper..............                                          --------------
                                                                                                    95,744,701
                                                                                                --------------

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
IOWA--0.76%
 $14,800    Iowa Finance Authority                               A                 5.000%       $   14,800,000
             (Village Court Project)..................                                          --------------

KANSAS--0.87%
  16,900    Burlington Pollution Control Revenue       02/15/96 to 03/12/96    3.450 to 3.800       16,900,000
             (Kansas Electric Power)                                                            --------------
             Tax-Exempt Commercial Paper..............                                              10,935,000
                                                                                                --------------
KENTUCKY--1.83%
  10,935    Jefferson County Pollution Control Revenue 01/26/96 to 04/08/96    3.550 to 3.850
             Bonds
             (Louisville Gas & Electric)
             Tax-Exempt Commercial Paper..............
  15,100    Pendleton County                           01/23/96 to 07/01/96    3.700 to 4.000       15,100,000
             (Association of Multi-County Leasing
             Program)
             Tax-Exempt Commercial Paper..............
   9,415    Trimble County Pollution Control           02/14/96 to 02/28/96        3.750             9,415,000
             (Louisville Gas & Electric)                                                        --------------
             Tax-Exempt Commercial Paper..............                                              35,450,000
                                                                                                --------------
LOUISIANA--2.33%
  15,865    Louisiana Offshore Terminal Port                     A                 5.900            15,865,000
            Authority.................................
  12,000    Louisiana Public Facilities Authority                A                 5.100            12,000,000
             Pollution Control Revenue
             (Ciba Geigy).............................
   4,100    State of Louisiana                               02/23/96              3.750             4,100,000
             Tax-Exempt Commercial Paper..............
   4,700    New Orleans Exhibition Hall Hotel.........           A                 5.500             4,700,000
   8,400    Parish of East Baton Rouge Pollution                 A                 5.900             8,400,000
             Control Revenue                                                                    --------------
             (Exxon Project)..........................                                              45,065,000
                                                                                                --------------
MARYLAND--4.57%
  29,284    Maryland State Health and Higher Education 02/09/96 to 04/10/96    3.550 to 3.900       29,284,000
             Facilities Revenue
             (Johns Hopkins Hospital)
             Tax-Exempt Commercial Paper..............
  10,000    Maryland State Health and Higher Education           A                 4.950            10,000,000
             Facilities Revenue
             (Pooled Loan Program)....................
  13,000    Baltimore County Consolidated Public       03/05/96 to 03/13/96    3.450 to 3.500       13,000,000
             Improvement
             Tax-Exempt Commercial Paper..............
  26,950    Howard County Public Improvement           02/09/96 to 03/29/96    3.650 to 3.800       26,950,000
             Tax-Exempt Commercial Paper..............
   9,200    University of Maryland                               A                 5.050             9,200,000
             Equipment Tender Notes...................                                          --------------
                                                                                                    88,434,000
                                                                                                --------------

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
MASSACHUSETTS--5.39%
 $13,000    Commonwealth of Massachusetts                    01/01/96              3.750%       $   13,000,000
             Tax-Exempt Commercial Paper..............
  10,000    Massachusetts Bay Transit Authority              01/22/96              3.600            10,000,000
             Tax-Exempt Commercial Paper..............
  11,000    Massachusetts Health & Education           02/20/96 to 03/01/96    3.500 to 3.700       11,000,000
             (Fallon Hospital)
             Tax-Exempt Commercial Paper..............
  20,185    Massachusetts Health & Education                     A             3.250 to 3.550       20,185,000
             (Harvard University).....................
  40,000    Massachusetts Water Resource Authority     02/13/96 to 02/26/96    3.350 to 3.750       40,000,000
             Tax-Exempt Commercial Paper..............
  10,000    State of Massachusetts Notes..............       06/12/96              4.250            10,018,773
                                                                                                --------------
                                                                                                   104,203,773
                                                                                                --------------
MICHIGAN--1.10%
   7,200    Michigan Hospital Finance Authority                  A                 5.000             7,200,000
             (Chelsea Community Hospital).............                                               6,020,331
   6,000    Michigan Municipal Bond Authority Notes...       07/03/96              4.500             5,100,000
   5,100    Delta County Economic Development                    A                 5.900
            Authority.................................
   3,000    Northville Township Industrial Revenue               A                 5.200             3,000,000
             Bond                                                                               --------------
             (Thrifty Northville).....................                                              21,320,331
                                                                                                --------------
MINNESOTA--0.78%
  15,125    University of Minnesota Board of Regents   01/24/96 to 02/13/96    3.800 to 3.850       15,125,000
             Tax-Exempt Commercial Paper..............                                          --------------

MISSISSIPPI--1.14%
   6,500    Perry County Pollution Control Revenue               A                 5.300             6,500,000
             Tax-Exempt Commercial Paper..............
  15,500    Harrison County Pollution Control                    A                 5.900            15,500,000
             (Dupont).................................                                          --------------
                                                                                                    22,000,000
                                                                                                --------------
MISSOURI--2.10%
   5,670    Missouri Environment Pollution Control
             Revenue Bonds
             (Union Electric)
             Tax-Exempt Commercial Paper..............       06/01/96              4.000             5,670,000
  13,900    Missouri Health & Education Facilities               A             5.000 to 6.000       13,900,000
             Authority
             (Washington University)..................
  21,000    Missouri Health & Education Facilities     02/26/96 to 03/27/96        3.400            21,000,000
             Authority                                                                          --------------
             (SSM Healthcare)                                                                       40,570,000
             Tax-Exempt Commercial Paper..............                                          --------------


PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
NEBRASKA--0.58%
 $ 3,200    Omaha Public Power District Electric             03/26/96              3.400%       $    3,200,000
             Tax-Exempt Commercial Paper..............
   8,000    Platte River Power Authority                     02/01/96              3.700             8,000,000
             Tax-Exempt Commercial Paper..............                                          --------------
                                                                                                    11,200,000
                                                                                                --------------
NEVADA--1.01%
  19,600    Clark County Airport Improvement Revenue             A             4.900 to 5.150       19,600,000
            Bonds.....................................                                          --------------

NEW HAMPSHIRE--0.24%
   4,700    New Hampshire Higher Education Authority         06/01/96              4.100             4,700,000
             (Dartmouth College)                                                                --------------
             Adjustable Rate Bonds....................

NEW JERSEY--0.04%
     700    New Jersey Economic Development Authority            A                 4.950               700,000
             (Exxon)..................................                                          --------------

NEW MEXICO--0.78%
   5,000    Albuquerque Airport Revenue Bonds.........           A                 5.150             5,000,000
   6,350    Albuquerque Gross Receipts                           A                 3.700             6,350,000
             Lodges Tax Revenues Series A.............
   3,800    Dona Ana County Pollution Control Revenue            A                 5.100             3,800,000
            Bonds.....................................                                          --------------
                                                                                                    15,150,000
                                                                                                --------------
NEW YORK--5.20%
   9,000    New York State Dormitory Authority Revenue           A                 4.650             9,000,000
             Bonds
             (Metropolitan Museum of Art).............
  11,750    New York State Dormitory Authority Revenue           A                 4.700            11,750,000
             Bonds
             (New York Public Library)................
   8,900    New York State Dormitory Authority Revenue           A                 5.900             8,900,000
             Bonds
             (Oxford University Press)................
   5,200    New York State Energy Research and                   A                 5.300             5,200,000
             Development Authority
             Pollution Control Revenue Bonds
             (New York State Electric and Gas)........
  20,300    New York State Local Government Assistance           A                 4.850            20,300,000
            Corp......................................
   9,200    City of New York General DBL Sub Series H  02/27/96 to 04/25/96    3.350 to 3.800        9,200,000
             Tax Exempt Commercial Paper..............
  19,000    New York City.............................           A             5.000 to 5.900       19,000,000
   8,400    New York City Housing Development                    A                 5.100             8,400,000
             Authority
             (East 90th Street Project)...............
   8,900    Yonkers Industrial Development Authority             A                 3.800             8,900,000
             (Consumers Union)........................                                          --------------
                                                                                                   100,650,000
                                                                                                --------------

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
NORTH CAROLINA--1.51%
 $ 5,600    North Carolina Education and Medicare                A                 4.950%       $    5,600,000
             (Duke University)........................
   6,000    North Carolina Educational Facility                  A                 4.950             6,000,000
             (Duke University)........................
   4,600    North Carolina Educational Facility                  A                 5.700             4,600,000
             (Guilford College).......................
   9,000    Charlotte Airport Revenue Bonds...........           A                 5.150             9,000,000
   4,000    Wake County Pollution Control Revenue            02/08/96              3.800             4,000,000
             (Carolina Power & Light)                                                           --------------
             Tax-Exempt Commercial Paper..............                                              29,200,000
                                                                                                --------------
OHIO--2.26%
  12,500    Ohio State Air Quality Development                   A                 5.500            12,500,000
             Authority
             Pollution Control Revenue................
   4,000    Greater Cleveland                                04/10/96              4.100             4,006,120
             Bond Anticipation Notes..................
  23,275    Montgomery County Hospital Revenue         01/29/96 to 04/04/96    3.550 to 3.950       23,275,000
             (Miami Valley Hospital)
             Tax-Exempt Commercial Paper..............
   4,000    Upper Arlington Educational Facilities           04/11/96              4.200             4,005,988
             Revenue                                                                            --------------
             Adjustable Rate Bonds....................                                              43,787,108
                                                                                                --------------
OKLAHOMA--1.27%
   6,000    Oklahoma County Industrial Authority             03/01/96              4.000             6,000,000
             Revenue
             (Baptist Hospital)
             Adjustable Rate Bond.....................
   4,715    Oklahoma Water Resource Board                    03/01/96              3.950             4,715,000
             Adjustable Rate Bond.....................
   8,800    Tulsa Industrial Authority Hospital                  A                 5.500             8,800,000
             Revenue
             (Hillcrest Hospital).....................
   5,000    Tulsa Parking Authority Revenue                  05/15/96              3.750             5,000,000
             (Williams Center)                                                                  --------------
             Adjustable Rate Bond.....................                                              24,515,000
                                                                                                --------------
OREGON--1.30%
  18,200    Oregon State General Obligation                      A             5.150 to 5.250       18,200,000
             (Veterans Welfare).......................
   7,000    Hillsboro Higher Education                           A                 5.300             7,000,000
             (Oregon Graduate Institute)..............                                          --------------
                                                                                                    25,200,000
                                                                                                --------------
PENNSYLVANIA--2.08%
  11,830    Beaver County Pollution Control Revenue
             (Duquesne Light)
             Tax-Exempt Commercial Paper.............. 02/08/96 to 04/08/96    3.650 to 3.750       11,830,000

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
PENNSYLVANIA--(CONCLUDED)
 $ 8,900    Delaware County Industrial Development               A                 5.000%       $    8,900,000
             Authority
             (Scott Paper)............................
   4,000    Northeastern Pennsylvania Hospital               03/12/96              3.650             4,000,000
             Authority Revenue
             Tax-Exempt Commercial Paper..............
  15,500    Northumberland County Industrial                     A                 5.250            15,500,000
             Development Authority                                                              --------------
             (Merck & Company)........................                                              40,230,000
                                                                                                --------------
SOUTH CAROLINA--0.32%
   6,200    Greenville Industrial Development Board...           A                 5.000             6,200,000
                                                                                                --------------
TENNESSEE--3.16%
   7,000    Tennessee Local Development Authority            05/31/96              4.750             7,023,579
            Revenue Notes.............................
   3,000    Chattanooga Hamilton County...............           A                 3.800             3,000,000
   4,200    Memphis Shelby County Airport Authority...       02/29/96              3.850             4,200,000
   4,000    Metropolitan Nashville Airport                       A                 5.150             4,000,000
            Authority.................................
  17,000    Metropolitan Nashville & Davidson Health & 01/17/96 to 02/14/96    3.750 to 4.000       17,000,000
             Education
             (Baptist Hospital)
             Tax-Exempt Commercial Paper..............
   5,000    Metropolitan Nashville & Davidson Health &       01/15/96              5.100             5,000,000
             Education
             (Vanderbilt University)
             Adjustable Rate Bond.....................
   8,600    Metropolitan Nashville Industrial                    A                 4.850             8,600,000
             (Timberlake).............................
  12,310    Shelby County Health & Education                 08/01/96              3.900            12,310,000
             Facilities Revenue                                                                 --------------
             (Methodist Health System)                                                              61,133,579
             Adjustable Rate Bonds....................                                          --------------

TEXAS--15.74%
   5,000    Texas State Series 1995-B                        08/20/96              3.650             5,000,000
             Tax-Exempt Commercial Paper..............
  20,780    State of Texas                                   08/30/96              4.750            20,888,105
             Tax and Revenue Anticipation Notes.......
  19,933    City of Austin Combined Utilities System   01/26/96 to 04/08/96    3.650 to 3.850       19,933,000
             Tax-Exempt Commercial Paper..............
   3,300    City of Houston                                  04/01/96              3.500             3,300,000
             Adjustable Rate Bonds....................
  21,000    City of Houston                            01/25/96 to 03/07/96    3.400 to 3.750       21,000,000
             Tax-Exempt Commercial Paper..............
   7,910    Bexar County Health Facility Development             A                 5.000             7,910,000
             (Army Retirement Foundation).............
   3,500    Bowie County Industrial Development                  A                 6.500             3,500,000
            Corp......................................
   5,500    Brownsville Utilities                      01/30/96 to 03/29/96    3.700 to 3.850        5,500,000
             Tax-Exempt Commercial Paper..............
   9,900    Port of Corpus Christi Authority
             (Koch Industries)
             Tax-Exempt Commercial Paper.............. 01/12/96 to 03/25/96    3.650 to 3.750        9,900,000

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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
TEXAS--(CONCLUDED)
 $ 1,985    Dallas Fort Worth Refunding and                  03/01/96              5.300%       $    1,990,680
            Improvement...............................
  19,000    Dallas Rapid Transportation Authority      02/08/96 to 03/08/96    3.500 to 3.750       19,000,000
             Revenue
             Tax-Exempt Commercial Paper..............
   8,830    Dallas Waterworks & Sewer System           02/07/96 to 03/22/96    3.650 to 3.750        8,830,000
             Tax-Exempt Commercial Paper..............
   8,000    Guadaloupe Blanco River Authority.........           A                 3.600             8,000,000
  12,700    Gulf Coast Pollution Control Revenue                 A             3.700 to 5.900       12,700,000
             (Amoco)..................................
  16,100    Gulf Coast Pollution Control Revenue       01/29/96 to 03/01/96    3.450 to 3.650       16,100,000
             (Exxon)
             Tax-Exempt Commercial Paper..............
  18,000    Harris County Toll Roads..................           A                 4.950            18,000,000
   7,000    Harris County Health Facilities                      A                 5.300             7,000,000
             (Methodist Hospital).....................
   8,900    Harris County Health Facilities                  04/18/96              3.750             8,900,000
             (YMCA)
             Tax-Exempt Commercial Paper..............
  41,100    Lower Colorado River Authority Series C    02/08/96 to 04/09/96    3.400 to 3.800       41,100,000
             Tax-Exempt Commercial Paper..............
  12,300    North Central Health Facilities            02/12/96 to 02/20/96        3.850            12,300,000
             (Methodist Hospital)
             Tax-Exempt Commercial Paper..............
  14,300    Tyler Health Facility                      01/29/96 to 04/12/96    3.600 to 3.900       14,300,000
             (East Texas Medical Center)
             Tax-Exempt Commercial Paper..............
  39,447    University of Texas Board of Regents       02/13/96 to 05/10/96    3.500 to 3.800       39,447,000
             Tax-Exempt Commercial Paper..............                                          --------------
                                                                                                   304,598,785
                                                                                                --------------
UTAH--3.57%
   9,300    Emery County Pollution Control Revenue           02/01/96              3.800             9,300,000
             (Pacificorp)
             Tax-Exempt Commercial Paper..............
  13,000    Intermountain Power Agency                 03/15/96 to 06/15/96    3.750 to 3.800       13,000,000
             Adjustable Rate Bonds....................
  11,475    Intermountain Power Agency                 03/11/96 to 03/27/96        3.550            11,475,000
             Tax-Exempt Commercial Paper..............
   3,400    Provo City Housing Authority..............           A                 5.400             3,400,000
  21,840    Salt Lake City Pooled Hospital Revenue           01/30/96              3.750            21,840,000
             Bonds
             Tax-Exempt Commercial Paper..............
  10,000    Salt Lake City Transportation Authority          06/28/96              4.250            10,025,800
             Tax-Exempt Commercial Paper..............                                          --------------
                                                                                                    69,040,800
                                                                                                --------------
VERMONT--0.74%
  14,300    State of Vermont                           03/21/96 to 04/30/96        3.550            14,300,000
             Tax-Exempt Commercial Paper..............                                          --------------

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Principal
 Amount                                                      Maturity             Interest
  (000)                                                        Dates               Rates            Value
---------                                              ---------------------  ----------------  --------------
VIRGINIA--0.37%
 $ 2,170    Virginia State Housing Development               08/01/96              5.625%       $    2,197,445
             Authority (Series D)
             Adjustable Rate Bonds....................
   5,000    Norfolk Industrial Development Authority         03/26/96              3.550             5,000,000
             (Norfolk Hospital Sentera)                                                         --------------
             Tax-Exempt Commercial Paper..............                                               7,197,445
                                                                                                --------------
WASHINGTON--1.66%
  10,200    Washington Health Care Facilities                    A                 6.000            10,200,000
             (Fred Hutchinson)........................
   7,100    Port of Vancouver Refunding Revenue Bonds            A                 5.350             7,100,000
             (United Grain Corporation of Oregon).....
  14,800    Snohomish Public Utility District.........           A                 5.150            14,800,000
                                                                                                --------------
                                                                                                    32,100,000
                                                                                                --------------
WEST VIRGINIA--0.12%
   2,300    West Virginia Hospital Finance                       A                 5.000             2,300,000
            Authority.................................                                          --------------

WISCONSIN--1.15%
  15,000    State of Wisconsin Operating Notes........       06/17/96              4.500            15,051,126
   6,100    City of Oak Creek Pollution Control                  A                 5.000             6,100,000
             Revenue
             (Wisconsin Electric Power Company).......
   1,000    Milwaukee Revenue Anticipation Notes             09/01/96              5.400             1,012,317
             (Metropolitan Sewer).....................                                          --------------
                                                                                                    22,163,443
                                                                                                --------------
WYOMING--1.04%
   7,360    Lincoln County Pollution Control                     A                 6.100             7,360,000
             (Pacificorp).............................
   8,700    Platte County Pollution Control Revenue...           A                 6.000             8,700,000
   4,000    Unita County Pollution Control Revenue           12/01/96              3.980             4,007,725
             (Amoco)                                                                            --------------
             Adjustable Rate Bonds....................                                              20,067,725
                                                                                                --------------
TOTAL INVESTMENTS--(cost--$1,945,212,635 which
 approximates cost for federal income tax
purposes)--100.53%....................................                                           1,945,212,635
]Liabilities in excess of other assets--(0.53)%.......                                             (10,235,248)
                                                                                                --------------
NET ASSETS--(applicable to 1,936,308,544 shares
 outstanding at $1.00 per share)--100.00%.............                                          $1,934,977,387
                                                                                                --------------
                                                                                                --------------

------------

A-- Variable Rate Demand Notes and Variable Rate Certificates of Participation are payable on demand. The interest rates shown are the current rates as of December 31, 1995 and reset periodically.

                       Weighted average maturity--53 days

                 See accompanying notes to financial statements

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest.....................................................................   $34,202,315
                                                                                   -----------
EXPENSES:
   Investment advisory and administration.......................................     4,134,373
   Distribution fees............................................................       720,161
   Transfer agency and service fees.............................................       249,023
   Fund acquisition expense.....................................................       222,750
   Custody and accounting.......................................................       101,788
   Federal and state registration...............................................        94,909
   Legal and audit..............................................................        72,757
   Reports and notices to shareholders..........................................        57,144
   Directors' fees..............................................................        10,625
   Other expenses...............................................................        55,305
                                                                                   -----------
                                                                                     5,718,835
                                                                                   -----------
NET INVESTMENT INCOME...........................................................    28,483,480
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.................................         6,290
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................   $28,489,770
                                                                                   -----------
                                                                                   -----------

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                 FOR THE SIX
                                                                MONTHS ENDED        FOR THE YEAR
                                                              DECEMBER 31, 1995        ENDED
                                                                 (UNAUDITED)       JUNE 30, 1995
                                                              -----------------    --------------
FROM OPERATIONS:
 Net investment income.....................................    $    28,483,480     $  46,120,956
 Net realized gains from investment transactions...........              6,290            26,835
                                                              -----------------    --------------
 Net increase in net assets resulting from operations......         28,489,770        46,147,791
                                                              -----------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income.....................................        (28,706,230)      (46,120,956 )
                                                              -----------------    --------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
TRANSACTIONS...............................................        373,153,529       134,289,509
                                                              -----------------    --------------
Net increase in net assets.................................        372,937,069       134,316,344
                                                              -----------------    --------------
NET ASSETS:
 Beginning of period.......................................      1,562,040,318     1,427,723,974
                                                              -----------------    --------------
 End of period.............................................    $ 1,934,977,387     $1,562,040,318
                                                              -----------------    --------------
                                                              -----------------    --------------

                See accompanying notes to financial statements.

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--(unaudited)

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber RMA Tax-Free Fund, Inc. (the "Fund") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

    Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of securities.

    Federal Tax Status--The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. At June 30, 1995, the Fund had net capital loss carryforwards of $857,369. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1996 and June 30, 2002. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

    Dividends and Distributions--The Fund declares dividends on a daily basis from net investment income. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITION

    Effective November 20, 1995, the Fund acquired all the net assets of PaineWebber/Kidder, Peabody Tax-Exempt Money Fund, Inc. ("PW/KP Tax-Exempt Money Fund") pursuant to a plan of reorganization approved by PW/KP Tax-Exempt Money Fund shareholders on November 10, 1995.

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The acquisition was accomplished by a tax-free exchange of 395,167,695 shares of the Fund for 395,167,695 shares of PW/KP Tax-Exempt Money Fund outstanding on November 20, 1995. PW/KP Tax-Exempt Money Fund's net assets at that date, valued at $395,038,835, including accumulated net realized losses of $2,134, were combined with those of the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                      ANNUAL
                     AVERAGE DAILY NET ASSETS                          RATE
-------------------------------------------------------------------   ------
Up to $1.0 billion.................................................    0.50%
In excess of $1.0 billion up to $1.5 billion.......................    0.44
Over $1.5 billion..................................................    0.36

    At December 31, 1995, the Fund owed PaineWebber $800,374 for investment advisory and administration fees.

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

    In compliance with applicable state securities laws, PaineWebber will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended December 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

    PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the Fund's

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
average daily net assets. At December 31, 1995, the Fund owed PaineWebber $143,981 for such service fees.

TRANSFER AGENCY SERVICE FEES

    The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Fund's transfer agent. For these services for the six months ended December 31, 1995, PaineWebber earned $108,804. At December 31, 1995, the Fund owed PaineWebber $17,753 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

    At December 31, 1995, the amounts payable for investments purchased and dividends payable aggregated $18,795,878 and $73,984, respectively.

CAPITAL SHARE TRANSACTIONS

    There are 20 billion $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                           DECEMBER 31, 1995          JUNE 30, 1995
                                                        ------------------------    ------------------
Shares sold..........................................         4,551,644,293            8,451,980,282
Shares issued in connection with the acquisition of
PW/KP Tax Exempt Money Fund..........................           395,167,695                --
Shares repurchased...................................        (4,603,116,161)          (8,362,807,186)
Dividends reinvested.................................            29,457,702               45,116,413
                                                        ------------------------    ------------------
Net increase in shares outstanding...................           373,153,529              134,289,509
                                                        ------------------------    ------------------
                                                        ------------------------    ------------------

PaineWebber RMA Tax-Free Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                           FOR THE SIX
                          MONTHS ENDED                          FOR THE YEARS ENDED JUNE 30,
                        DECEMBER 31, 1995    ------------------------------------------------------------------
                           (UNAUDITED)          1995          1994          1993          1992          1991
                        -----------------    ----------    ----------    ----------    ----------    ----------
Net asset value,
beginning of
period...............      $     1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                        -----------------    ----------    ----------    ----------    ----------    ----------
Net investment
income...............            0.016            0.030         0.019         0.021         0.033         0.047
Dividends from net
investment income....           (0.016)          (0.030)       (0.019)       (0.021)       (0.033)       (0.047)
                        -----------------    ----------    ----------    ----------    ----------    ----------
Net asset value, end
  of period..........      $     1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                        -----------------    ----------    ----------    ----------    ----------    ----------
                        -----------------    ----------    ----------    ----------    ----------    ----------
Total investment
return(1)............            1.63%            3.03%         1.88%         2.07%         3.30%         4.74%
                        -----------------    ----------    ----------    ----------    ----------    ----------
                        -----------------    ----------    ----------    ----------    ----------    ----------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000's).....    1,$934,977          $1,562,040    $1,427,724    $1,248,702    $1,183,719    $1,190,073
Ratio of expenses to
average net assets...        0.64%*(2)            0.63%         0.64%         0.65%         0.62%         0.67%
Ratio of net
  investment income
  to average net
assets...............        3.17%*(2)            3.00%         1.90%         2.06%         3.30%         4.66%

---------

 * Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

                                                  ------------------------------

                                                  DIRECTORS
                                                  E. Garrett Bewkes, Jr.,
                                                  Chairman
                                                  Meyer Feldberg
                                                  George W. Gowen
                                                  Frederic V. Malek
                                                  Judith Davidson Moyers
                                                  ------------------------------

                                                  PRINCIPAL OFFICERS
                                                  Margo N. Alexander
                                                  President
                                                  Victoria E. Schonfeld
                                                  Vice President
                                                  Dianne E. O'Donnell
                                                  Vice President and Secretary
                                                  Julian F. Sluyters
                                                  Vice President and Treasurer
                                                  ------------------------------

                                                  INVESTMENT ADVISER,
                                                  ADMINISTRATOR AND
                                                  DISTRIBUTOR
                                                  PaineWebber Incorporated
                                                  1285 Avenue of the Americas
                                                  New York, New York 10019
                                                  ------------------------------

                                                  SUB-ADVISER AND
                                                  SUB-ADMINISTRATOR
                                                  Mitchell Hutchins Asset
                                                  Management Inc.
                                                  1285 Avenue of the Americas
                                                  New York, New York 10019
                                                  ------------------------------

                                                  This report is not to be used
                                                  in connection with the
                                                  offering of shares of the
                                                  Funds unless accompanied or
                                                  preceded by an effective
                                                  prospectus.

                                                  The financial information
                                                  included herein is taken from
                                                  the records of the Funds
                                                  without examination by
                                                  independent accountants who do
                                                  not express an opinion
                                                  thereon.

                                                  (C) 1996 PaineWebber
                                                  Incorporated

                                                      Recycled Paper